ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2018
ACCUMULATED OTHER COMPREHENSIVE INCOME
Schedule of movement of accumulated other comprehensive income

			Unrealized/
			(realized)
			holding gain
		Foreign	on available-
		currency	for-sale
		translation	investments	Total
	Note	RMB’000	RMB’000	RMB’000
Balance as of January 1, 2017		(189)	905	716
Other comprehensive (loss)/income before reclassification		2,748	(4,195)	(1,447)
Amounts reclassified from accumulated other comprehensive income		—	3,290	3,290
Balance as of December 31, 2017		2,559	—	2,559
Other comprehensive income/(loss) before reclassification		(1,037)	—	(1,037)
Amounts reclassified from accumulated other comprehensive income		—	—	—
Balance as of December 31, 2018		1,522	—	1,522
Balance as of December 31, 2018, in US$		221	—	221